Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31, 2021	December 31, 2020
Gross carrying amount
Prepaid patented licenses	$1,338,205	$1,322,820
Computer software	31,667	26,985
	1,369,872	1,349,805

Less: accumulated amortization
Prepaid patented licenses	462,803	360,212
Computer software	26,813	24,736
	489,616	384,948

Intangible assets, net
Prepaid patented licenses	875,402	962,608
Computer software	4,854	2,249
Intangible assets, net	$880,256	$964,857

As of December 31, 2021 and 2020, the Group has capitalized eight and seven of the exclusive licenses respectively, which includes seven patented technologies in relation to the Group’s therapeutics segment respectively. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $106,014, $145,961 and $167,985 for the years ended December 31, 2021, 2020 and 2019, respectively.

For the year ended December 31, 2020, an impairment loss of $200,000 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to an unpatented license may not be recoverable. This license agreement was terminated on February 19, 2021. For the year ended December 31, 2021 and 2019, no impairment loss was recorded.

The Group wrote off the cost and the related amortization of $1,344, $70,477 and $34,400 after the expiration of the computer software for the years ended December 31, 2021, 2020 and 2019, respectively.

The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2021:

For the years ending December 31,	Amount

2022	$105,911
2023	105,911
2024	99,245
2025	81,925
2026	81,924
Thereafter	405,340
Total	$880,256